RBC International Small Cap Equity Fund Expense Example - RBC International Small Cap Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,733
Expense Example, with Redemption, 5 Years	2,765
Expense Example, with Redemption, 10 Years	5,316
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	1,071
Expense Example, with Redemption, 5 Years	2,049
Expense Example, with Redemption, 10 Years	4,522
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	1,103
Expense Example, with Redemption, 5 Years	2,114
Expense Example, with Redemption, 10 Years	$ 4,654